Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable to Related Parties

At December 31, 2015 and December 31, 2014 the Company had the following uncollateralized notes payable to related parties:

	December 31, 2015	December 31, 2014

Note dated October 25, 2010, with interest at 12% per annum, due on demand	$-	$15,000
Note dated January 27, 2012, non-interest bearing, due on January 26, 2013	-	5,000
Note dated February 27, 2012, non-interest bearing, due on February 26, 2013	-	5,000
Note dated March 31, 2012, non-interest bearing, due on March 30, 2013	-	250
Note dated April 18, 2012, with interest at 10% per annum, due on April 17, 2013	-	2,472
Note dated April 18, 2012, with interest at 10% per annum, due on April 17, 2013	-	2,471
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	5,000
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	5,000
Note dated June 15, 2012, with interest at 10% per annum, due on June 14, 2013	-	2,943
Note dated January 23, 2013, with interest at 10% per annum, due on demand	-	2,970
Note dated March 5, 2013, with interest at 10% per annum, due on demand	-	7,500
Note dated March 20, 2013, with interest at 10% per annum, due on demand	-	8,700
Note dated June 3, 2013, with interest at 10% per annum, due on demand	-	10,000
Note dated June 12, 2013, with interest at 10% per annum, due on demand	-	10,000
Note dated October 9, 2013, with interest at 10% per annum, due on demand	-	8,432
Note dated December 12, 2013, with interest at 10% per annum, due on demand	-	15,000
Note dated March 25, 2014, with interest at 10% per annum, due on demand	-	10,000
Total related-party notes payable - current	$-	$115,738